SEGMENTED INFORMATION (Narrative) (Details) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Number of operating segments	2	3	4
Consolidated revenue		10.00%	10.00%